Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	BERWYN FUNDS
CIK	dei_EntityCentralIndexKey	0000808452
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 29, 2015
Effective Date	dei_DocumentEffectiveDate	May 01, 2015
Prospectus Date	rr_ProspectusDate	May 01, 2015
Berwyn Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARIES BERWYN FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	Berwyn Fund seeks to achieve long-term capital appreciation;
Secondary objectives	rr_ObjectiveSecondaryTextBlock	current income is a secondary consideration.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	17.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Berwyn Fund invests primarily in equity securities that offer potential for capital appreciation. Under normal market conditions, at least 80% of the value of the Fund’s net assets will be invested in equity securities. The principal strategy of the Fund is to achieve long-term growth through investments in equity securities that The Killen Group, Inc., the Fund’s investment advisor (the “Advisor”), believes are undervalued. The Advisor believes finding value in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. The value approach followed by the Advisor can often result in the Fund holding securities that are out of favor with most other investors. In addition, this approach can often result in the selection of securities of lesser-known companies. The Advisor, however, invests the Fund’s assets only in securities listed on national securities exchanges or quoted on the over-the-counter market.

The Advisor generally selects common stock investments for the Fund based on one of three broad criteria:(1) stocks of companies selling substantially below their book value; (2) stocks of companies that, in the opinion of the Advisor, are selling at an attractive valuation to their present earnings level; and (3) stocks of companies judged by the Advisor to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Advisor, at small premiums to their book values or at modest valuations to their present earnings levels.

The Fund is considered non-diversified which means the Fund is permitted to invest a greater percentage of its assets in a particular issuer. When managing the Fund’s portfolio the Advisor also uses these two basic guidelines:(1) the initial investment in any single issuer will comprise less than 5% of the total value of the assets in the portfolio, and (2) the initial investment in any one industry will comprise less than 20% of the total value of the assets in the portfolio. Under normal market conditions, the Fund intends to follow these 5% and 20% investment guidelines of the Advisor. The maximum that the Fund will invest in any one industry will be 25% of the value of its total assets; this is a fundamental policy adopted by the Fund and therefore can only be changed with shareholder approval.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

• There is no assurance that the Fund will achieve its investment objective. Market, economic and business risks affect the prices of common stocks and other equity securities and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of an investment in the Fund may decline and you may lose money.

• Equity securities such as common stocks and preferred stocks carry the potential for unpredictable drops in value and periods of lackluster performance. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In general, the smaller the company’s size, the more susceptible it is to rapid decreases in the value of its securities. Smaller companies may be more unstable or inexperienced than larger companies so that these investments may pose greater investment risks. Therefore, the value of securities of small-cap, less well-known issuers can be more volatile than the stocks of large-cap companies. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. In addition, preferred stocks are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

• The securities selected for investment are subject to industry and security risk. Industry and security risk is the risk that the value of securities in a particular industry or value of an individual stock will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock.

• The Fund’s investment approach may result in investments in securities that are not currently in favor with most other investors and in investments in securities of lesser-known companies. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the Fund’s investments. If the Advisor’s conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

• The Fund is considered a “non-diversified” investment company under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the securities of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share price of the Fund than in the share price of a diversified fund.

May Lose Money	rr_RiskLoseMoney	Therefore, the value of an investment in the Fund may decline and you may lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered a “non-diversified” investment company under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the securities of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share price of the Fund than in the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Berwyn Fund by showing the changes in the Fund’s performance from year to year for each of the last 10 calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance. Updated performance information, current through the most recent month end, is available at www.theberwynfunds.com/PricesPerformance.asp or by calling (800) 992-6757.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Berwyn Fund by showing the changes in the Fund’s performance from year to year for each of the last 10 calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 992-6757
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.theberwynfunds.com/PricesPerformance.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3Q ‘09 +24.58%	Worst Quarter: 4Q ‘08 -24.46%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.46%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Berwyn Fund | Berwyn Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BERWX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (on shares redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	119
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	372
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	644
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,420
2005	rr_AnnualReturn2005	12.18%
2006	rr_AnnualReturn2006	6.71%
2007	rr_AnnualReturn2007	(3.68%)
2008	rr_AnnualReturn2008	(27.09%)
2009	rr_AnnualReturn2009	27.71%
2010	rr_AnnualReturn2010	24.82%
2011	rr_AnnualReturn2011	3.45%
2012	rr_AnnualReturn2012	18.67%
2013	rr_AnnualReturn2013	35.58%
2014	rr_AnnualReturn2014	(4.62%)
1 Year	rr_AverageAnnualReturnYear01	(4.62%)
5 Years	rr_AverageAnnualReturnYear05	14.66%
10 Years	rr_AverageAnnualReturnYear10	7.84%
Berwyn Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	BERWYN INCOME FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of Berwyn Income Fund is to provide investors with current income while seeking to preserve capital by taking, in the opinion of the Advisor, reasonable investment risks.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	45.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as set forth above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Berwyn Income Fund may invest in corporate bonds, U.S. Treasury bills, bonds and notes, debt securities issued by U.S. Government agencies, preferred stocks, asset-backed securities, mortgage-backed securities, municipal bonds and dividend-paying common stocks. Certain of the Fund’s investments in corporate bonds and preferred stocks may be convertible into common stocks. The Fund may invest any percentage of its net assets in the foregoing securities as the Advisor deems appropriate, except common stocks. The Advisor will not purchase a common stock if it would cause the aggregate value of the common stocks that the Fund owns to exceed 30% of the Fund’s net assets. The Advisor is not required to sell any common stocks owned by the Fund if the value of the common stocks exceeds 30% of net assets due to appreciation of the common stocks or depreciation of the Fund’s other securities.

When selecting corporate bonds, the Advisor will consider the rating the bond has received from Standard and Poor’s Ratings Services (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”). The Advisor has the discretion to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Advisor may also invest in unrated bonds and may purchase bonds in private transactions that qualify under Rule 144A of the Securities Act of 1933.

The Fund invests only in the corporate bonds of those issuers that, in the opinion of the Advisor, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. For fixed rate bonds, the issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) on a specified date. An issuer may have the right to redeem (call) a bond before maturity.

While a bond’s annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond’s price rises and falls so that its yield remains reflective of current market conditions.

The Advisor will select corporate bonds primarily on the basis of current yield and secondarily on the basis of anticipated long term return. The duration of bonds purchased by the Fund will usually vary from three to seven years. The Advisor has the discretion to vary the duration of the portfolio in order to take advantage of prevailing trends in interest rates. As of December 31, 2014 the Fund had 27% of its net assets invested in corporate bonds. The duration of the bonds in the Fund’s portfolio was 3.97 years as of December 31, 2014 .

The Fund may invest in common stocks, subject to the 30% limit described above, and in preferred stocks when the Advisor deems it appropriate. The portfolio allocations to preferred and common stocks are determined by the Advisor based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic strength, greater emphasis may be placed on preferred and common stocks. Preferred stocks are generally selected based on one of two criteria:(1) preferred stocks that the Advisor believes are offering an above average yield, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering the potential for capital appreciation due to the business prospects of the issuers. The Fund may also purchase preferred stocks in private transactions that qualify under Rule 144A of the Securities Act of 1933. As of December 31, 2014 , the Fund had 14.0% of its net assets invested in preferred stocks.

Common stocks are generally selected based on one of three criteria:(1) stocks selling substantially below their book values; (2) stocks selling at low valuations to their present earnings levels; and (3) stocks judged by the Advisor to have above average growth prospects and to be selling at small premiums to their book values or at modest valuations to their present earnings levels. As of December 31, 2014 , the Fund had 25.9% of its net assets invested in common stocks.

In addition, the Fund will only purchase common stocks that pay cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a common stock stops paying dividends after its purchase by the Fund, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are currently out of favor with most other investors. The Fund may invest in the securities of lesser-known companies. The Advisor believes, however, that the risks involved with specific stocks selected for the Fund will be lessened by diversification of the Fund’s portfolio. In addition, the Fund invests only in stocks listed on national securities exchanges or quoted on the over-the-counter market.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

• There is no assurance that the Fund will achieve its investment objective. The value of the Fund’s investments will fluctuate with market conditions and, as a result, the value of an investment in the Fund will fluctuate. An investment in the Fund may lose money and the Fund could underperform other investments.

• The securities selected for investment are subject to industry and security risk. Industry and security risk is the risk that the value of securities in a particular industry or value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

• Interest rate risk is the chance that bond prices will fall as interest rates rise. Securities held by the Fund with longer durations are generally more sensitive to interest rate changes.

• Call risk is the risk that during periods of falling interest rates a bond that is subject to a call may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates.

• High yield bonds (“junk bonds”) entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater the price impact from interest rate changes. The value of the Fund’s investments will also vary with bond market conditions. Other risks of high yield bonds include price volatility, sensitivity to economic changes, limited liquidity and valuation difficulties.

• Unrated bonds are bonds that are not rated by a rating service such as S&P and Moody’s. These securities may or may not be more speculative than investment grade securities. The risks of investing in unrated bonds depend upon the creditworthiness of the issuer, changes in interest rates and economic and market factors. The Advisor will evaluate the creditworthiness of an unrated bond and the issuer’s ability to meet the interest and principal obligations of such bond.

• Equity securities such as common stocks and preferred stocks carry the potential for unpredictable drops in value and periods of lackluster performance. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from small-cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In general, the smaller the company’s size, the more susceptible it is to rapid decreases in the value of its securities. Smaller companies may be more unstable or inexperienced than larger companies so that these investments may pose greater investment risks. Therefore, the value of securities of small-cap, less well-known issuers can be more volatile than the stocks of large-cap companies. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. In addition, preferred stocks are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund may lose money and the Fund could underperform other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Berwyn Income Fund by showing the changes in the Fund’s performance from year to year for each of the last 10 calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance. Updated performance information, current through the most recent month end, is available at www.theberwynfunds.com/PricesPerformance.asp or by calling (800) 992-6757.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Berwyn Income Fund by showing the changes in the Fund’s performance from year to year for each of the last 10 calendar years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods compare with those of broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Merrill Lynch High Yield Master II Index (ML HYMII) is included as an additional index for comparison because the Advisor may invest a significant portion of the Fund's assets in high yield securities. The Lipper Income Fund Index is included as an additional index for comparison because it is an index of funds with similar investment objectives as the Fund.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 992-6757
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.theberwynfunds.com/PricesPerformance.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2Q ‘09 +12.44%	Worst Quarter: 4Q ‘08 -8.09%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.44%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.09%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Berwyn Income Fund | Berwyn Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BERIX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (on shares redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.49%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	65
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	205
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	357
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	798
2005	rr_AnnualReturn2005	1.96%
2006	rr_AnnualReturn2006	8.65%
2007	rr_AnnualReturn2007	6.83%
2008	rr_AnnualReturn2008	(10.19%)
2009	rr_AnnualReturn2009	30.22%
2010	rr_AnnualReturn2010	10.06%
2011	rr_AnnualReturn2011	3.09%
2012	rr_AnnualReturn2012	7.96%
2013	rr_AnnualReturn2013	15.83%
2014	rr_AnnualReturn2014	3.32%
1 Year	rr_AverageAnnualReturnYear01	3.32%
5 Years	rr_AverageAnnualReturnYear05	7.95%
10 Years	rr_AverageAnnualReturnYear10	7.33%
Berwyn Cornerstone Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	BERWYN CORNERSTONE FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	Berwyn Cornerstone Fund seeks to achieve long-term capital appreciation;
Secondary objectives	rr_ObjectiveSecondaryTextBlock	current income is a secondary consideration.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Date Of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-05-01
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	38.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and takes into account the Advisor’s contractual arrangements to maintain the Fund’s expenses at the agreed upon levels. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund intends to achieve its investment objective through investments in equity and fixed income securities, such as common stocks, preferred stocks and corporate bonds, that offer potential for long-term capital appreciation. The Fund invests in securities that the Advisor believes are undervalued. The Advisor believes finding value in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. The Advisor determines the percentage of each type of security to hold based upon the prevailing economic and market conditions. Normally, the Fund will invest primarily in equity securities, the majority of which will be issued by large-capitalization and/or mid-capitalization companies (those with market capitalizations greater than the smallest capitalization company included in the S&P MidCap 400 Index at the time the security is purchased). The Advisor has the discretion to invest up to 100% of the Fund’s net assets in common stocks, preferred stocks, or fixed income securities. The Advisor may invest in fixed income securities with any credit rating or maturity date. If the Advisor decides it is appropriate, the Advisor may invest all or a portion of the Fund’s assets in lower rated, high yield, high risk bonds, known as “junk bonds.” The Advisor will invest in corporate bonds and preferred stocks when it believes that prevailing interest rates offer the potential for these instruments to achieve long term capital appreciation or during periods of stock market adversity. The Fund will invest primarily in securities issued by domestic entities.

The Advisor generally selects common stock investments based on one of three broad criteria:(1) stocks of companies selling substantially below their book value; (2) stocks of companies that, in the opinion of the Advisor, are selling at an attractive valuation to their present earnings level; and (3) stocks of companies judged by the Advisor to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Advisor, at small premiums to their book values or at modest valuations to their present earnings levels.

The Fund is considered non-diversified which means the Fund is permitted to invest a greater percentage of its assets in a particular issuer. When managing the Fund’s portfolio the Advisor also uses two basic guidelines:(1) the initial investment in any single issuer will comprise less than 5% of the total value of the assets in the portfolio; and (2) the initial investment in any one industry will comprise less than 20% of the total value of the assets in the portfolio. Under normal market conditions, the Fund intends to follow these 5% and 20% investment guidelines of the Advisor. The maximum that the Fund will invest in any one industry will be 25% of the value of its total assets; this is a fundamental policy adopted by the Fund and therefore can only be changed with shareholder approval.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock

• There is no assurance that the Fund will achieve its investment objective. Market, economic and business risks affect the prices of common stocks and other equity securities and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of an investment in the Fund may decline and you may lose money.

• Equity securities such as common stocks and preferred stocks carry the potential for unpredictable drops in value and periods of lackluster performance. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity. Different parts of the market and different types of equity securities can react differently to these developments. For example, large-cap stocks can react differently from mid-cap stocks, and “growth” stocks can react differently from “value” stocks. Issuer, political, or economic developments can affect a single issuer, issuers within an industry or economic sector or geographic region, or the market as a whole. In general, the smaller the company’s size, the more susceptible it is to rapid decreases in the value of its securities. Smaller companies may be more unstable or inexperienced than larger companies so that these investments may pose greater investment risks. Therefore, the value of securities of mid-cap (medium size), less well-known issuers can be more volatile than the stocks of large-cap companies. Preferred stocks are subordinated to bonds and other debt instruments in a company’s capital structure, and therefore are subject to greater credit risk. In addition, preferred stocks are subject to other risks, such as having no or limited voting rights, being subject to special redemption rights, having distributions deferred or skipped, having limited liquidity, changing tax treatments and possibly being in heavily regulated industries.

• The securities selected for investment are subject to industry and security risk. Industry and security risk is the risk that the value of securities in a particular industry or value of an individual stock or bond will decline due to changing expectations for the performance of that industry or for the individual company issuing the stock or bond.

• The Fund’s investment approach may result in investments in securities that are not currently in favor with most other investors and in investments in securities of lesser-known companies. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the Fund’s investments. If the Advisor’s conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

• Interest rate risk is the chance that bond prices will fall as interest rates rise. Securities held by the Fund with longer durations are generally more sensitive to interest rate changes.

• Call risk is the risk that during periods of falling interest rates a bond that is subject to a call may be called prior to maturity, forcing the Fund to invest the proceeds at lower market rates.

• High yield bonds (“junk bonds”) entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater the price impact from interest rate changes. The value of the Fund’s other investments may also vary with bond market conditions. Other risks of high yield bonds include price volatility, sensitivity to economic changes, limited liquidity and valuation difficulties.

• Unrated bonds are bonds that are not rated by a rating service such as S&P and Moody’s. These securities may or may not be more speculative than investment grade securities. The risks of investing in unrated bonds depend upon the creditworthiness of the issuer, changes in interest rates and economic and market factors. The Advisor will evaluate the creditworthiness of an unrated bond and the issuer’s ability to meet the interest and principal obligations of such bond.

• The Fund is considered a “non-diversified” investment company under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the securities of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share price of the Fund than in the share price of a diversified fund.

May Lose Money	rr_RiskLoseMoney	Therefore, the value of an investment in the Fund may decline and you may lose money.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is considered a “non-diversified” investment company under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the securities of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share price of the Fund than in the share price of a diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Berwyn Cornerstone Fund by showing the changes in the Fund’s performance from year to year for each of the last 10 years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance. Updated performance information, current through the most recent month end, is available at www.theberwynfunds.com/PricesPerformance.asp or by calling (800) 992-6757.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Berwyn Cornerstone Fund by showing the changes in the Fund’s performance from year to year for each of the last 10 years, and by showing how the Fund’s average annual total returns for the 1, 5 and 10 year periods compare with those of broad measures of market performance.
Performance, Additional Market Index	rr_PerformanceAdditionalMarketIndex	The Standard & Poor’s 500 Index is included as an additional index for comparison because the Advisor may invest a significant portion of the Fund’s assets in large-capitalization companies, such as those contained in the S&P 500 Index. The S&P 500 Index is an unmanaged index of the common stocks of 500 widely held U.S. companies.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(800) 992-6757
Performance, Availability at Web Site Address	rr_PerformanceAvailabilityWebSiteAddress	www.theberwynfunds.com/PricesPerformance.asp
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of the Fund’s future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 3Q ‘09 +16.77%	Worst Quarter: 4Q ‘08 -21.65%
		Note: Returns reflect fee waivers by the Advisor and without such fee waivers returns would have been lower.
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns for Periods Ended December 31, 2014
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The performance table below presents the impact of taxes on the Fund’s returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. If you own the Fund in a tax-deferred account, such as an individual retirement account (“IRA”) or 401(k) plan, after-tax returns are not relevant to your investment because such accounts are subject to taxes only upon distribution.

Berwyn Cornerstone Fund | Berwyn Cornerstone Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BERCX
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (on shares redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.83%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.70%
Management Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[1]
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements	rr_NetExpensesOverAssets	1.27%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	129
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	494
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	883
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,973
2005	rr_AnnualReturn2005	5.40%
2006	rr_AnnualReturn2006	18.28%
2007	rr_AnnualReturn2007	0.19%
2008	rr_AnnualReturn2008	(28.61%)
2009	rr_AnnualReturn2009	30.21%
2010	rr_AnnualReturn2010	8.57%
2011	rr_AnnualReturn2011	(2.59%)
2012	rr_AnnualReturn2012	13.02%
2013	rr_AnnualReturn2013	38.64%
2014	rr_AnnualReturn2014	(0.97%)
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	10.41%
10 Years	rr_AverageAnnualReturnYear10	6.66%

[1]	The Advisor has entered into an Expense Limitation Agreement where the Advisor has contractually agreed until at least May 1, 2016 to waive Management Fees and/or reimburse Fund expenses so that the Fund's Total Annual Fund Operating Expenses (excluding taxes, interest, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) do not exceed 1.25% of the Fund's average daily net assets. The Expense Limitation Agreement may be terminated by either party upon 60 days advance written notice, provided, however, that(1) the Advisor may not terminate the arrangement without the approval of the Board of Trustees, and (2) the arrangement will terminate automatically if the Advisor ceases to serve as investment adviser to the Fund.